UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Bond Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                     Principal
                                                                                       Amount                       Value ($)
                                                                                       ------                       ---------

Foreign Denominated Debt Obligations 72.9%
Canadian Dollar 1.2%
Government of Canada, Series WL43, 5.75%, 6/1/2029 (Cost $1,866,666)                 2,780,000                      2,224,063

Euro 49.8%
Belgium Kingdom:
5.75%, 9/28/2010                                                                     3,011,000                      3,999,400
Series 24, 7.0%, 5/15/2006                                                           9,675,000                     12,503,853
Bundesrepublic Deutschland, 6.0%, 1/4/2007                                           7,040,000                      9,081,331
Buoni Poliennali Del Tes:
5.0%, 2/1/2012                                                                       1,950,000                      2,482,562
6.0%, 5/1/2031                                                                         702,000                        973,327
Federal Republic of Germany:
4.0%, 2/16/2007                                                                      2,249,000                      2,776,622
Series 03, 4.75%, 7/4/2034                                                           2,440,000                      2,899,938
Series 98, 5.625%, 1/4/2028                                                          2,640,000                      3,527,914
Government of France:
4.0%, 4/25/2013                                                                      1,330,000                      1,582,857
5.25%, 4/25/2008                                                                     5,700,000                      7,321,172
5.5%, 4/25/2010                                                                      7,250,000                      9,513,168
5.75%, 10/25/2032                                                                    2,270,000                      3,099,213
Hellenic Republic, 6.5%, 10/22/2019                                                  1,250,000                      1,785,292
KFW Group, 3.5%, 4/17/2009                                                           1,700,000                      2,044,288
Netherlands Government:
5.75%, 2/15/2007                                                                     3,470,000                      4,458,041
7.5%, 1/15/2023                                                                        420,000                        679,834
7.75%, 3/1/2005                                                                      3,980,000                      4,930,009
Permanent Finance PLC, Series 4A1, 5.1%, 6/10/2009                                   3,330,000                      4,197,568
Republic of Argentina, 8.0%, 2/26/2008*                                              1,630,000                        504,363
Republic of Austria, 4.65%, 1/15/2018                                                1,500,000                      1,830,246
Republic of Deutschland, 6.5%, 7/4/2027                                              2,560,000                      3,803,813
Republic of Italy, 2.75%, 5/15/2006                                                  2,346,000                      2,830,288
Republic of Romania:
5.75%, 7/2/2010                                                                      1,100,000                      1,384,601
8.5%, 5/8/2012                                                                         800,000                      1,164,832
                                                                                                                  -----------
(Cost $ 84,487,545)                                                                                                89,374,532

Japanese Yen 14.0%
Development Bank of Japan, 1.7%, 9/20/2022                                         126,000,000                        997,833
Export Import Bank, 2.875%, 7/28/2005                                              790,000,000                      7,278,507
Japan Finance Corp., Series INTL, 1.35%, 11/26/2013                                893,000,000                      7,689,938
Japan Government, 1.8%, 6/20/2023                                                  152,000,000                      1,246,067
Pfandbriefstelle Ost Land Hypo, 1.6%, 2/15/2011                                    870,000,000                      7,930,270
                                                                                                                  -----------
 (Cost $25,168,152)                                                                                                25,142,615

Swedish Krona 2.1%
Sweden Kingdom, 3.5%, 4/20/2006 (Cost $3,930,313)                                   28,200,000                      3,710,575

British Pound 5.8%
United Kingdom, 9.5%, 4/18/2005                                                      3,650,000                      6,859,264
United Kingdom Treasury Stock, 5.0%, 9/7/2014                                        1,960,000                      3,541,743
                                                                                                                  -----------
 (Cost $ 9,647,537)                                                                                                10,401,007

Total Foreign Denominated Debt Obligations (Cost $125,100,213)                                                    130,852,792

US Dollar Denominated Debt Obligations 18.0%
Bank Nederlandse Gemeenten, 5.0%, 3/22/2007                                          3,500,000                      3,645,138
Government National Mortgage Association:
7.0% with various maturities from 1/15/2029 until 2/15/2029                            389,081                        413,754
Government of Jamaica, 10.625%, 6/20/2017                                              300,000                        283,500
Network Rail MTN Finance PLC, 2.625%, 3/26/2008                                      1,920,000                      1,850,323
Pemex Project Funding Master Trust, 8.625%, 2/1/2022                                   420,000                        453,600
Republic of Argentina, 12.125%, 2/25/2019*                                             720,000                        201,600
Republic of Bulgaria:
Interest Arrears Bond, Floating Rate Bond, LIBOR plus .8125%,
2.75%**, 7/28/2011                                                                     385,400                        384,437
Series A, Floating Rate Bond, LIBOR plus .8125%,
2.75%**, 7/28/2012                                                                     352,142                        351,261
8.25%, 1/15/2015                                                                     1,505,000                      1,786,284
Republic of Turkey:
11.875%, 1/15/2030                                                                   2,420,000                      3,085,500
12.375%, 6/15/2009                                                                   1,000,000                      1,180,000
Russian Federation, Series REGS, Step-up Coupon, 5.0%**, 3/31/2030                   1,200,000                      1,101,720
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                               1,300,000                      1,144,000
The International Bank for Reconstruction and Development,
7.625%, 1/19/2023                                                                    1,550,000                      1,929,862
United Mexican States, 8.0%, 9/24/2022 (b)                                           1,300,000                      1,391,000
US Treasury Note:
5.5%, 5/15/2009 (b)                                                                  2,900,000                      3,137,437
6.625%, 5/15/2007                                                                    5,100,000                      5,586,091
7.875%, 11/15/2004                                                                   4,230,000                      4,305,844
                                                                                                                  -----------
Total US Dollar Denominated Debt Obligations (Cost $31,667,874)                                                    32,231,351


                                                                                      Shares                       Value ($)
                                                                                      ------                       ---------

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 1.29% (c)(d)
(Cost $4,587,031)                                                                    4,587,031                      4,587,031

Cash Equivalents 7.8%
Scudder Cash Management QP Trust, 1.38% (a)
(Cost $14,033,832)                                                                  14,033,832                     14,033,832

                                                                                         % of
                                                                                       Net Assets                 Value ($)
                                                                                       ----------                 ---------

Total Investment Portfolio  (Cost $175,388,950)                                          101.3                    181,705,006
Other Assets and Liabilities, Net                                                         (1.3)                    (2,272,098)
                                                                                                                  -----------
Net Assets                                                                               100.0                    179,432,908
                                                                                                               ==============

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.

**       These securities are shown at their current rate as of July 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all the securities loaned at July 31, 2004 amounted to $4,492,978 which is 2.5% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)      Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Bond Fund


By:                                 /s/Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer
Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Global Bond Fund


By:                                 /s/Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004